Income Tax (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of income tax provision consists
	December 31, 2021	December 31, 2020
Federal
Current	$—	$—
Deferred	(320,314)	(398)

State and Local
Current	$—	$—
Deferred	—	—

Change in valuation allowance	320,314	398
Income tax provision	$—	$—

Schedule of net deferred tax assets (liabilities)
	December 31, 2021	December 31, 2020
Deferred tax assets (liabilities)
Net operating loss carryforward	$29,571	$238
Startup and organizational costs	295,262	160
Unrealized gain on marketable securities	(4,121)	—
Total deferred tax assets	320,712	398
Valuation allowance	(320,712)	(398)
Deferred tax assets, net of valuation allowance	$—	$—

Schedule of a reconciliation of the federal income tax rate
	December 31, 2021	December 31, 2020
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	0.0%	0.0%
Change in fair value of warrants	84.9%	0.0%
Transaction costs allocable to warrants	(27.1)%	0.0%
Change in valuation allowance	(78.9)%	(21.0)%
Income tax provision	0.0%	0.0%